Subsequent Events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Recent financing activities

During the period from July 1 to August 28, 2026, PEMEX carried out the following financing activity:

On July 24, 2026, Petróleos Mexicanos, together with PTI Infraestructura de Desarrollo S.A. de C.V., entered into a financing agreement for U.S. $83,384,256 and daily compounded Funding TIIE plus 1.70%, with maturity in June 2030. U.S. $56,552,000 corresponds to Petróleos Mexicanos and U.S $26,832,256 corresponds to PTI ID.
As of June 30, 2026, the outstanding amount under the PMI Trading revolving credit line was U.S.$206,314. Between July 1 to August 28, 2026, PMI Trading obtained U.S. 60,000 and repaid U.S.$60,000 from its revolving credit line. As of August 28, 2026, the outstanding amount under this revolving credit line was U.S.$206,314.
As of August 28, 2026, PEMEX had U.S.$4,150,000 and Ps.19,000,000 in available credit lines in order to provide liquidity, of which U.S.$2,770,000 and Ps. 19,000,000 are available.
B.    Exchange rates and crude oil prices
As of August 28, 2026, the Mexican peso-U.S. dollar exchange rate was Ps. 16.9660 per U.S. dollar, which represents a 2.9% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of June 30, 2026, which was Ps. 17.4700 per U.S. dollar. This appreciation of the Mexican peso, has led to an estimated income of Ps.34,669,572 in PEMEX’s foreign exchange gains as of August 28, 2026.
As of August 28, 2026, the price of the crude oil exported by PEMEX was U.S.$79.90 per barrel. This represents a price increase of approximately 18.9% as compared to the average price as of June 30, 2026, which was U.S.$67.20 per barrel.
C.    Contributions from the Mexican Government
During the period from July 1 to August 28, 2026, the Mexican Government has made contributions to Petróleos Mexicanos, through the Ministry of Energy in the amount of Ps.35,662,065 to provide financial support to PEMEX as follows:

Date	Strengthening of financial position
July 17,	Ps.	34,398,906
August 28,	1,263,159
Total	35,662,065